Income Taxes (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2022
Schedule of deferred tax assets and liabilities

	2022	2021
Sec 174 Cost - Domestic and Foreign	$-	$-
Tax attribute carryforwards	630,571	451,258
Amortization and depreciation	-	-
Stock compensation	-	-
Allowance for bad debt	60,859
Interest expense	24	-
Total deferred tax asset	691,454	451,258
Less: Valuation Allowance	(691,454)	(451,258)
Net deferred tax asset (liability)	$-	$-

Schedule of statutory federal income tax rate

	For the year ended December 31,
	2022	2021
Federal tax expense	(308,388)	(184,761)
State tax expense, net of federal benefit	652	-
Stock compensation	26,724	-
Change in valuation allowance	240,196	193,365
Foreign rate differential	50,862	35,193
True up and other	(9,221)	(43,797)
Total provision for income taxes	825	-